Prepaid Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Prepaid Expenses
Prepaid Expenses

2. Prepaid Expenses

Prepaid expenses of approximately $1,024,000 and $286,000 as of June 30, 2016 and December 31, 2015, respectively, primarily consist of prepaid offering costs, licenses and maintenance fees, or deposits with, the providers of RDC software capabilities to the Company.

3. Prepaid Expenses Prepaid expenses primarily consist of prepayment of licenses and maintenance fees, or deposits with, the providers of RDC software capabilities to the Company.